Breakdown of Contractual Assets and Liabilities, and Capitalized Costs - Movement in Deferred Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	€ 757	€ 0
First application of new IFRS impacts		712
Additions	886	803
Disposals	(799)	(747)
Transfers	(2)	(1)
Translation differences and hyperinflation adjustments	5	(10)
Other movements	(1)
Capitalized costs, ending balance	846	757
Long-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	191	0
First application of new IFRS impacts		172
Additions	413	366
Disposals	(3)	(1)
Transfers	(381)	(343)
Translation differences and hyperinflation adjustments	0	(3)
Other movements	1
Capitalized costs, ending balance	221	191
Short-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	566	0
First application of new IFRS impacts		540
Additions	473	437
Disposals	(796)	(746)
Transfers	379	342
Translation differences and hyperinflation adjustments	5	(7)
Other movements	(2)
Capitalized costs, ending balance	625	566
Impairment losses | Long-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	0	0
First application of new IFRS impacts		0
Additions	0	0
Disposals	0	0
Transfers	0	0
Translation differences and hyperinflation adjustments	0	0
Other movements	0
Capitalized costs, ending balance	0	0
Impairment losses | Short-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	0	0
First application of new IFRS impacts		0
Additions	0	0
Disposals	0	0
Transfers	0	0
Translation differences and hyperinflation adjustments	0	0
Other movements	0
Capitalized costs, ending balance	0	0
Of obtaining a contract | Gross cost | Long-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	178	0
First application of new IFRS impacts		170
Additions	368	349
Disposals	(3)	(1)
Transfers	(353)	(338)
Translation differences and hyperinflation adjustments	1	(2)
Other movements	0
Capitalized costs, ending balance	191	178
Of obtaining a contract | Gross cost | Short-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	541	0
First application of new IFRS impacts		522
Additions	428	400
Disposals	(752)	(713)
Transfers	351	337
Translation differences and hyperinflation adjustments	6	(5)
Other movements	(1)
Capitalized costs, ending balance	573	541
Of fulfilling a contract | Gross cost | Long-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	13	0
First application of new IFRS impacts		2
Additions	45	17
Disposals	0	0
Transfers	(28)	(5)
Translation differences and hyperinflation adjustments	(1)	(1)
Other movements	1
Capitalized costs, ending balance	30	13
Of fulfilling a contract | Gross cost | Short-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	25	0
First application of new IFRS impacts		18
Additions	45	37
Disposals	(44)	(33)
Transfers	28	5
Translation differences and hyperinflation adjustments	(1)	(2)
Other movements	(1)
Capitalized costs, ending balance	€ 52	€ 25